Related Party Transactions - Schedule of Transactions with Related Parties (Details) - EUR (€)		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Sales		€ 410,342		€ 68,980
Services received		521,698	[1]	467,410	[2]
Total		(111,356)		(398,430)
Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Sales
Services received	[1]
Total
Senior partner [Member]
Disclosure of transactions between related parties [line items]
Sales
Services received		521,698	[1]	467,410	[2]
Total		(521,698)		(467,410)
Other group companies [Member]
Disclosure of transactions between related parties [line items]
Sales		410,342		68,980
Services received			[1]		[2]
Total		€ 410,342		€ 68,980

[1]	Comprised of selling and administrative – related parties of €356,912, salaries and benefits – related parties of €124,159 (including stock-based compensation of €63,682 from RSU) and interest expense – related parties of €40,627.
[2]	Comprised of selling and administrative – related parties of €426,545 and salaries and benefits – related parties of €40,865 which includes stock-based compensation of €32,911 from RSU grant.